TAX LIABILITIES (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Tax Payable [line items]
Current tax liabilities	$ 2,951,041	$ 9,077,763
Income tax
Disclosure Of Tax Payable [line items]
Current tax liabilities	202,674	601,293
Value added tax
Disclosure Of Tax Payable [line items]
Current tax liabilities	1,377,515	6,528,267
Turnover tax
Disclosure Of Tax Payable [line items]
Current tax liabilities	847,627	1,015,497
Other taxes
Disclosure Of Tax Payable [line items]
Current tax liabilities	$ 523,225	$ 932,706